Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2